CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income	$ 29,523,824	$ 38,765,537	$ 93,855,400
Less: (Loss) income from discontinued operations, net of tax	1,260,790	(23,032,181)	(3,821,259)
Net income from continuing operations	28,263,034	61,797,718	97,676,659
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	17,896,942	13,788,049	4,200,273
Depreciation of property, plant and equipment	47,371,130	27,718,260	27,801,924
Non-cash lease expense	49,226
Loss on disposal of property plant and equipment			130,666
Inventory write-down	326,598	0	0
Changes in operating assets and liabilities:
Accounts receivable	1,162,813	(539,597)	1,172,506
Notes receivable	2,388,577	12,022,847	(10,197,038)
Prepaid expenses and other current assets	(5,174,161)	(4,699,699)	496,485
Advances to suppliers	1,757,996	(1,914,816)	(62,384)
Inventories	(21,635,212)	(641,481)	(7,919,605)
Amount due from related parties		82	212
Prepaid land use rights	582,469	586,034	572,722
Right-of-use assets	(247,524)
Accounts payable	3,660,080	(9,449,164)	4,038,950
Notes payable	78,385,678	(14,204,999)	199,562
Accrued expenses and other current liabilities	2,943,201	(918,399)	4,581,224
Income tax payable	(605,281)	(7,314,062)	7,253,601
Advances from customers	18,062,953	2,076,037	8,386,416
Amount due to related parties	102,542	8,793	1,000
Deferred government subsidies	(170,589)	(605,268)	(591,519)
Lease liability	163,517
Deferred taxes	4,696,450	(151,843)	(85,302)
Net cash provided by operating activities-continuing operations	179,980,439	77,558,492	137,656,352
Net cash provided by operating activities-discontinued operations	1,010,130	17,994,548	5,048,042
Net cash provided by operating activities	180,990,569	95,553,040	142,704,394
Investing activities:
Purchases of property, plant and equipment	(279,044,684)	(143,064,872)	(64,084,712)
Purchases of land use rights	(6,592,707)
Investment in an affiliate			(63,793)
Purchase of short-term investments		(37,860,000)
Repayment of short-term investments	21,726,000	15,144,000
Acquisition of Xinjian Daqo Investment	627,157	443,579
Net cash used in investing activities-continuing operations	(263,284,234)	(165,337,293)	(64,148,505)
Net cash (used in) provided by investing activities-discontinued operations	1,456,521	616,988	(3,752,066)
Net cash used in investing activities	(261,827,713)	(164,720,305)	(67,900,571)
Financing activities:
Proceeds from related parties loans	20,388,371	34,831,200	19,382,389
Repayment of related parties loans	(20,388,371)	(34,831,200)	(19,382,389)
Proceeds from bank borrowings	178,225,620	56,002,512	65,349,400
Repayment of bank borrowings	(74,553,606)	(59,819,936)	(96,200,000)
Proceeds from options exercised	791,493	686,596	2,238,854
Proceeds from follow-on equity offering		113,540,845
Insurance costs for follow-on equity offering		(6,919,202)
Paid-in capital received from non-controlling interests	514,512
Net cash (used in) provided by financing activities-continuing operations	104,978,019	103,490,815	(28,611,746)
Net cash used in financing activities-discontinued operations	(2,650,931)	(16,778,925)	(8,742,573)
Net cash (used in) provided by financing activities	102,327,088	86,711,890	(37,354,319)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,315,735)	4,909,097	3,335,715
Net increase in cash, cash equivalents and restricted cash	20,174,209	22,453,722	40,785,219
Cash, cash equivalents and restricted cash at the beginning of the year (includes $3,723,807, $8,952,260 and $1,091,190 of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2016, 2017 and 2018)	95,119,886	72,666,164	31,880,945
Cash, cash equivalents and restricted cash at the end of the year (includes $8,952,260, $1,091,190 and $845,199 of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2017, 2018 and 2019)	115,294,095	95,119,886	72,666,164
Cash and cash equivalents	52,684,734	66,401,408	60,676,605
Restricted cash	62,609,361	28,718,478	11,989,559
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	115,294,095	95,119,886	72,666,164
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	10,214,566	10,787,862	16,308,829
Income taxes paid	5,546,373	19,452,799	9,526,485
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in payables	135,701,791	56,153,860	22,018,200
Purchase of property, plant and equipment included in amounts due to related parties - short-term portion	26,539,448	2,240,686	$ 1,825,617
Payables for acquisition of Xinjiang Daqo Investment included in amounts due to related parties - short-term portion	7,899,100
Payables for acquisition of Xinjiang Daqo Investment included in amounts due to related parties - long-term portion	$ 7,899,100	$ 15,991,800